Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management Strategy And Governance [Abstract]
Cybersecurity Risk Management Processes For Assessing Identifying And Managing Threats [Text Block]

We recognize the critical importance of maintaining the trust and confidence of our customers, clients, business partners and employees. The board of directors is actively involved in oversight of our crisis management plan, or the Crisis Management Plan, and cybersecurity represents an important component of our overall approach to risk management. Our cybersecurity policies, standards, processes and practices are fully integrated into our Crisis Management Plan and are based on recognized frameworks established by the Israeli National Institute of Standards and Technology, the International Organization for Standardization and other applicable industry standards. In general, we seek to address cybersecurity risks through a comprehensive, cross-functional approach that is focused on preserving the confidentiality, security and availability of the information that we collect and store by identifying, preventing and mitigating cybersecurity threats and effectively responding to cybersecurity incidents when they occur.

Risk Management and Strategy

As part of the critical elements of our overall risk management approach, our cybersecurity program is focused on the following key areas:

●	Governance: The board of directors’ oversight of cybersecurity risk management is supported by the Crisis Management Team, or CMT, which regularly interacts with it and with our Chief Information Security Officer, or CISO, other members of management and relevant management committees.
●	Collaborative Approach: We implemented a comprehensive, cross-functional approach to identifying, preventing and mitigating cybersecurity threats and incidents, while also implementing controls and procedures that provide for the prompt escalation of certain cybersecurity incidents so that decisions regarding the public disclosure and reporting of such incidents can be made by management in a timely manner.
●	Technical Safeguards: We deploy technical safeguards that are designed to protect our information systems from cybersecurity threats, including firewalls, intrusion prevention and detection systems, anti-malware functionality and access controls, which are evaluated and improved through vulnerability assessments and cybersecurity threat intelligence.
●	Incident Response and Recovery Planning: We have established and maintain a comprehensive Crisis Management Plan that fully addresses our response to a cybersecurity incident, and such plan is tested and evaluated on a regular basis.
●	Third-Party Risk Management: We maintain a comprehensive, risk-based approach to identifying and overseeing cybersecurity risks presented by third parties, including vendors, service providers and other external users of our systems, as well as the systems of third parties that could adversely impact our business in the event of a cybersecurity incident affecting those third-party systems.
●	Education and Awareness: We provide regular, mandatory training for personnel regarding cybersecurity threats as a means to equip our personnel with effective tools to address cybersecurity threats, and to communicate our evolving information security policies, standards, processes and practices.

We engage in the periodic assessment and testing of our policies, standards, processes and practices that are designed to address cybersecurity threats and incidents. These efforts include a wide range of activities, including audits, assessments, tabletop exercises, threat modeling, vulnerability testing, and other exercises focused on evaluating the effectiveness of our cybersecurity measures and planning. For further information, see “Item 3.D. Risk Factors—General Risk Factors--Significant disruptions of our information technology systems or breaches of our data security could adversely affect our business.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

As part of the critical elements of our overall risk management approach, our cybersecurity program is focused on the following key areas:

●	Governance: The board of directors’ oversight of cybersecurity risk management is supported by the Crisis Management Team, or CMT, which regularly interacts with it and with our Chief Information Security Officer, or CISO, other members of management and relevant management committees.
●	Collaborative Approach: We implemented a comprehensive, cross-functional approach to identifying, preventing and mitigating cybersecurity threats and incidents, while also implementing controls and procedures that provide for the prompt escalation of certain cybersecurity incidents so that decisions regarding the public disclosure and reporting of such incidents can be made by management in a timely manner.
●	Technical Safeguards: We deploy technical safeguards that are designed to protect our information systems from cybersecurity threats, including firewalls, intrusion prevention and detection systems, anti-malware functionality and access controls, which are evaluated and improved through vulnerability assessments and cybersecurity threat intelligence.
●	Incident Response and Recovery Planning: We have established and maintain a comprehensive Crisis Management Plan that fully addresses our response to a cybersecurity incident, and such plan is tested and evaluated on a regular basis.
●	Third-Party Risk Management: We maintain a comprehensive, risk-based approach to identifying and overseeing cybersecurity risks presented by third parties, including vendors, service providers and other external users of our systems, as well as the systems of third parties that could adversely impact our business in the event of a cybersecurity incident affecting those third-party systems.
●	Education and Awareness: We provide regular, mandatory training for personnel regarding cybersecurity threats as a means to equip our personnel with effective tools to address cybersecurity threats, and to communicate our evolving information security policies, standards, processes and practices.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight And Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected Or Reasonably Likely To Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board Of Directors Oversight [Text Block]

The board of directors, in coordination with the CMT, oversees our risk management process, including the management of risks arising from cybersecurity threats. Company’s management and the CMT each receive presentations and reports on cybersecurity risks, which address a wide range of topics including recent developments, evolving standards, vulnerability assessments, third-party and independent reviews, the threat environment, technological trends and information security considerations arising with respect to our peers and third parties. The board of directors and CMT also receive prompt and timely information regarding any cybersecurity incident that meets established reporting thresholds, as well as ongoing updates regarding any such incident until it has been addressed.

Cybersecurity Risk Board Committee Or Subcommittee Responsible For Oversight [Text Block]	board of directors
Cybersecurity Risk Process For Informing Board Committee Or Subcommittee Responsible For Oversight [Text Block]	The board of directors and CMT also receive prompt and timely information regarding any cybersecurity incident that meets established reporting thresholds, as well as ongoing updates regarding any such incident until it has been addressed.
Cybersecurity Risk Role Of Management [Text Block]

The CISO, in coordination with the CMT, works collaboratively across the Company to implement a program designed to protect our information systems from cybersecurity threats and to promptly respond to any cybersecurity incidents in accordance with the Company’s incident response and recovery plans.

Mr. Luzon has been our CISO since November 2021. He has several years of experience in security management. Prior to joining our Company, from 2016 through 2021, he served as Information Security Manager for the Israeli Ministry of Religious Services. Mr. Luzon has an M.B.A. from the College of Management and Academic Studies. He is a Technion Certified CISO, Information Security, of Technion – Israel Institute of Technology.

Cybersecurity threats, including as a result of any previous cybersecurity incidents, have not materially affected or are reasonably likely to affect our Company, including our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Positions Or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions Or Committees Responsible [Text Block]	Chief Information Security Officer
Cybersecurity Risk Management Expertise Of Management Responsible [Text Block]

Mr. Luzon has been our CISO since November 2021. He has several years of experience in security management. Prior to joining our Company, from 2016 through 2021, he served as Information Security Manager for the Israeli Ministry of Religious Services. Mr. Luzon has an M.B.A. from the College of Management and Academic Studies. He is a Technion Certified CISO, Information Security, of Technion – Israel Institute of Technology.

Cybersecurity Risk Process For Informing Management Or Committees Responsible [Text Block]	Company’s management and the CMT each receive presentations and reports on cybersecurity risks, which address a wide range of topics including recent developments, evolving standards, vulnerability assessments, third-party and independent reviews, the threat environment, technological trends and information security considerations arising with respect to our peers and third parties.
Cybersecurity Risk Management Positions Or Committees Responsible Report To Board [Flag]	true